Earnings (Loss) Per Common Share Applicable to Common Shareholders of MUFG	12 Months Ended
Mar. 31, 2011
Earnings (Loss) Per Common Share Applicable to Common Shareholders of MUFG
Earnings (Loss) Per Common Share Applicable to Common Shareholders of MUFG

20.    EARNINGS (LOSS) PER COMMON SHARE APPLICABLE TO COMMON SHAREHOLDERS OF MUFG

Reconciliations of net income (loss) and weighted average number of common shares outstanding used for the computation of basic EPS to the adjusted amounts for the computation of diluted EPS for the fiscal years ended March 31, 2009, 2010 and 2011 are as follows:

	2009	2010	2011
	(in millions)
Income (loss) (Numerator):
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥(1,468,040)	¥859,819	¥461,796
Income allocable to preferred shareholders:
Cash dividends paid	(6,399)	(21,678)	(20,940)
Beneficial conversion feature	(9,478)	—	—
Effect of induced conversion of Mitsubishi UFJ NICOS Co., Ltd. Class 1 stock (Note 2)	(7,676)	—	—

Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	(1,491,593)	838,141	440,856

Effect of dilutive instruments:
Convertible preferred stock—Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd.	—	(1,123)	(1,232)
Stock options—kabu.com Securities	—	(1)	0

Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥(1,491,593)	¥837,017	¥439,624

	2009	2010	2011
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	10,821,091	12,324,315	14,131,567
Effect of dilutive instruments:
Convertible preferred stock	—	1	1
Stock options	—	8,365	13,169

Weighted average common shares for diluted computation	10,821,091	12,332,681	14,144,737

	2009	2010	2011
	(in yen)
Earnings (loss) per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings (loss) per common share:
Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	¥(137.84)	¥68.01	¥31.20

Diluted earnings (loss) per common share:
Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	¥(137.84)	¥67.87	¥31.08

For the fiscal year ended March 31, 2009, Class 11 Preferred Stock, convertible preferred stock issued by Senshu Bank and Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. and stock options issued by MUFG, kabu.com Securities, MU Hands-on Capital Ltd. and FOODSNET Corporation could potentially dilute EPS but were not included in the computation of diluted EPS due to their antidilutive effects.

For the fiscal year ended March 31, 2010, stock options issued by MU Hands-on Capital Ltd. could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.

In computing the number of the potentially dilutive common shares for the fiscal years ended March 31, 2010 and 2011, Class 11 Preferred Stock has been based on the conversion price of ¥865.9 at March 31, 2010 and 2011.